Shareholder Report	2 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSRS
Amendment Flag			false
Registrant Name			DBX ETF TRUST
Entity Central Index Key			0001503123
Entity Investment Company Type			N-1A
Document Period End Date			Nov. 30, 2024
C000250300
Shareholder Report [Line Items]
Fund Name		Xtrackers Artificial Intelligence and Big Data ETF
Class Name		Xtrackers Artificial Intelligence and Big Data ETF
Trading Symbol		XAIX
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semiannual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period August 2, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers Artificial Intelligence and Big Data ETF (the "Fund") for the period August 2, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
XAIX	$12Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period August 2, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.35%
AssetsNet	$ 15,335,335	$ 15,335,335	$ 15,335,335
Holdings Count | Holding	89	89	89
Advisory Fees Paid, Amount		$ 8,113
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	15,335,335
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	8,113

Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000242878
Shareholder Report [Line Items]
Fund Name			Xtrackers Cybersecurity Select Equity ETF
Class Name			Xtrackers Cybersecurity Select Equity ETF
Trading Symbol			PSWD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers Cybersecurity Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PSWD	$11	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.20%
AssetsNet	$ 6,837,762	$ 6,837,762	$ 6,837,762
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount			$ 6,253
InvestmentCompanyPortfolioTurnover			18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,837,762
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	18
Total Net Advisory Fees Paid ($)	6,253

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000130526
Shareholder Report [Line Items]
Fund Name			Xtrackers International Real Estate ETF
Class Name			Xtrackers International Real Estate ETF
Trading Symbol			HAUZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers International Real Estate ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HAUZ	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.10%
AssetsNet	$ 736,371,096	$ 736,371,096	$ 736,371,096
Holdings Count | Holding	394	394	394
Advisory Fees Paid, Amount			$ 367,783
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	736,371,096
Number of Portfolio Holdings	394
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	367,783

Holdings [Text Block]
Sector	% of Net Assets
Real Estate Operations/Development	33%
Diversified	14%
Real Estate Management/Services	13%
Warehouse/Industry	12%
Shopping Centers	9%
Office Property	5%
Apartments	4%
Regional Malls	1%
Health Care	1%
E-Commerce/Services	1%
Storage	1%
Other	5%

Largest Holdings [Text Block]
Holdings	22.2% of Net Assets
Goodman Group (Australia)	5.2%
Mitsui Fudosan Co. Ltd. (Japan)	2.8%
Vonovia SE (Germany)	2.8%
Mitsubishi Estate Co. Ltd. (Japan)	2.3%
Sun Hung Kai Properties Ltd. (Hong Kong)	1.8%
Sumitomo Realty & Development Co. Ltd. (Japan)	1.8%
Scentre Group (Australia)	1.5%
Segro PLC (United Kingdom)	1.5%
Link (Hong Kong)	1.4%
DLF Ltd. (India)	1.1%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000242879
Shareholder Report [Line Items]
Fund Name			Xtrackers Semiconductor Select Equity ETF
Class Name			Xtrackers Semiconductor Select Equity ETF
Trading Symbol			CHPS
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers Semiconductor Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CHPS	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 7
Expense Ratio, Percent			0.15%
AssetsNet	$ 6,861,096	$ 6,861,096	$ 6,861,096
Holdings Count | Holding	54	54	54
Advisory Fees Paid, Amount			$ 5,762
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,861,096
Number of Portfolio Holdings	54
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	5,762

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000242880
Shareholder Report [Line Items]
Fund Name			Xtrackers US Green Infrastructure Select Equity ETF
Class Name			Xtrackers US Green Infrastructure Select Equity ETF
Trading Symbol			UPGR
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers US Green Infrastructure Select Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPGR	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.35%
AssetsNet	$ 4,418,963	$ 4,418,963	$ 4,418,963
Holdings Count | Holding	49	49	49
Advisory Fees Paid, Amount			$ 7,477
InvestmentCompanyPortfolioTurnover			27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	4,418,963
Number of Portfolio Holdings	49
Portfolio Turnover Rate (%)	27
Total Net Advisory Fees Paid ($)	7,477

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000245888
Shareholder Report [Line Items]
Fund Name			Xtrackers US National Critical Technologies ETF
Class Name			Xtrackers US National Critical Technologies ETF
Trading Symbol			CRTC
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers US National Critical Technologies ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CRTC	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.35%
AssetsNet	$ 58,373,061	$ 58,373,061	$ 58,373,061
Holdings Count | Holding	224	224	224
Advisory Fees Paid, Amount			$ 92,473
InvestmentCompanyPortfolioTurnover			6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	58,373,061
Number of Portfolio Holdings	224
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	92,473

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000125568
Shareholder Report [Line Items]
Fund Name			Xtrackers Harvest CSI 300 China A‑Shares ETF
Class Name			Xtrackers Harvest CSI 300 China A‑Shares ETF
Trading Symbol			ASHR
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers Harvest CSI 300 China A-Shares ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHR	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.65%
AssetsNet	$ 2,778,736,951	$ 2,778,736,951	$ 2,778,736,951
Holdings Count | Holding	286	286	286
Advisory Fees Paid, Amount			$ 6,588,194
InvestmentCompanyPortfolioTurnover			79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,778,736,951
Number of Portfolio Holdings	286
Portfolio Turnover Rate (%)	79
Total Net Advisory Fees Paid ($)	6,588,194

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000138395
Shareholder Report [Line Items]
Fund Name			Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Class Name			Xtrackers Harvest CSI 500 China A‑Shares Small Cap ETF
Trading Symbol			ASHS
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ASHS	$34	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.65%
AssetsNet	$ 37,851,810	$ 37,851,810	$ 37,851,810
Holdings Count | Holding	489	489	489
Advisory Fees Paid, Amount			$ 83,559
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	37,851,810
Number of Portfolio Holdings	489
Portfolio Turnover Rate (%)	25
Total Net Advisory Fees Paid ($)	83,559

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000135616
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI All World ex US Hedged Equity ETF
Class Name			Xtrackers MSCI All World ex US Hedged Equity ETF
Trading Symbol			DBAW
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI All World ex US Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBAW	$20	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 20
Expense Ratio, Percent			0.40%
AssetsNet	$ 147,075,482	$ 147,075,482	$ 147,075,482
Holdings Count | Holding	1,914	1,914	1,914
Advisory Fees Paid, Amount			$ 273,908
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	147,075,482
Number of Portfolio Holdings	1,914
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	273,908

Holdings [Text Block]
Sector	% of Net Assets
Financials	23%
Industrials	13%
Information Technology	13%
Consumer Discretionary	10%
Health Care	9%
Consumer Staples	7%
Materials	6%
Communication Services	6%
Energy	5%
Utilities	3%
Real Estate	2%

Largest Holdings [Text Block]
Holdings	11.3% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2.8%
Novo Nordisk A/S (Denmark)	1.3%
Tencent Holdings Ltd. (China)	1.2%
ASML Holding NV (Netherlands)	1.0%
SAP SE (Germany)	0.9%
Nestle SA (Switzerland)	0.9%
Roche Holding AG (Switzerland)	0.8%
Samsung Electronics Co. Ltd. (South Korea)	0.8%
AstraZeneca PLC (United Kingdom)	0.8%
Novartis AG (Switzerland)	0.8%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000096055
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE Hedged Equity ETF
Class Name			Xtrackers MSCI EAFE Hedged Equity ETF
Trading Symbol			DBEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI EAFE Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.35%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 18
Expense Ratio, Percent			0.35%
AssetsNet	$ 6,601,283,021	$ 6,601,283,021	$ 6,601,283,021
Holdings Count | Holding	725	725	725
Advisory Fees Paid, Amount			$ 10,959,769
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,601,283,021
Number of Portfolio Holdings	725
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	10,959,769

Holdings [Text Block]
Sector	% of Net Assets
Financials	21%
Industrials	18%
Health Care	13%
Consumer Discretionary	11%
Information Technology	8%
Consumer Staples	8%
Materials	6%
Communication Services	5%
Energy	4%
Utilities	3%
Other	2%

Largest Holdings [Text Block]
Holdings	13.8% of Net Assets
Novo Nordisk A/S (Denmark)	2.1%
ASML Holding NV (Netherlands)	1.7%
SAP SE (Germany)	1.5%
Nestle SA (Switzerland)	1.4%
Roche Holding AG (Switzerland)	1.3%
AstraZeneca PLC (United Kingdom)	1.3%
Novartis AG (Switzerland)	1.3%
Shell PLC (United Kingdom)	1.2%
Toyota Motor Corp. (Japan)	1.0%
Commonwealth Bank of Australia (Australia)	1.0%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000096054
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Emerging Markets Hedged Equity ETF
Class Name			Xtrackers MSCI Emerging Markets Hedged Equity ETF
Trading Symbol			DBEM
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI Emerging Markets Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEM	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 34
Expense Ratio, Percent			0.66%
AssetsNet	$ 69,323,057	$ 69,323,057	$ 69,323,057
Holdings Count | Holding	1,218	1,218	1,218
Advisory Fees Paid, Amount			$ 247,433
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	69,323,057
Number of Portfolio Holdings	1,218
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	247,433

Holdings [Text Block]
Sector	% of Net Assets
Financials	23%
Information Technology	23%
Consumer Discretionary	13%
Communication Services	9%
Industrials	7%
Materials	6%
Consumer Staples	5%
Energy	5%
Health Care	3%
Utilities	3%
Real Estate	2%

Largest Holdings [Text Block]
Holdings	26.1% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.7%
Tencent Holdings Ltd. (China)	4.3%
Samsung Electronics Co. Ltd. (South Korea)	2.7%
Alibaba Group Holding Ltd. (China)	2.3%
HDFC Bank Ltd. (India)	1.6%
Meituan (China)	1.4%
Reliance Industries Ltd. (India)	1.2%
ICICI Bank Ltd. (India)	1.0%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.0%
China Construction Bank Corp. (China)	0.9%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000130527
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Europe Hedged Equity ETF
Class Name			Xtrackers MSCI Europe Hedged Equity ETF
Trading Symbol			DBEU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI Europe Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEU	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.45%
AssetsNet	$ 547,299,091	$ 547,299,091	$ 547,299,091
Holdings Count | Holding	417	417	417
Advisory Fees Paid, Amount			$ 1,252,570
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	547,299,091
Number of Portfolio Holdings	417
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	1,252,570

Holdings [Text Block]
Sector	% of Net Assets
Financials	20%
Industrials	17%
Health Care	15%
Consumer Staples	10%
Consumer Discretionary	9%
Information Technology	7%
Materials	6%
Energy	5%
Communication Services	4%
Utilities	4%
Real Estate	1%

Largest Holdings [Text Block]
Holdings	20.9% of Net Assets
Novo Nordisk A/S (Denmark)	3.2%
ASML Holding NV (Netherlands)	2.5%
SAP SE (Germany)	2.3%
Nestle SA (Switzerland)	2.1%
Roche Holding AG (Switzerland)	2.0%
AstraZeneca PLC (United Kingdom)	1.9%
Novartis AG (Switzerland)	1.9%
Shell PLC (United Kingdom)	1.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	1.6%
HSBC Holdings PLC (United Kingdom)	1.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000144410
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Eurozone Hedged Equity ETF
Class Name			Xtrackers MSCI Eurozone Hedged Equity ETF
Trading Symbol			DBEZ
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI Eurozone Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBEZ	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.45%
AssetsNet	$ 38,744,178	$ 38,744,178	$ 38,744,178
Holdings Count | Holding	612	612	612
Advisory Fees Paid, Amount			$ 87,847
InvestmentCompanyPortfolioTurnover			5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	38,744,178
Number of Portfolio Holdings	612
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	87,847

Holdings [Text Block]
Sector	% of Net Assets
Financials	20%
Industrials	19%
Consumer Discretionary	13%
Information Technology	12%
Health Care	7%
Consumer Staples	6%
Utilities	6%
Materials	5%
Communication Services	5%
Energy	4%
Real Estate	2%

Largest Holdings [Text Block]
Holdings	26.2% of Net Assets
ASML Holding NV (Netherlands)	4.7%
SAP SE (Germany)	4.2%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.9%
Siemens AG (Germany)	2.5%
Schneider Electric SE (France)	2.4%
TotalEnergies SE (France)	2.1%
Allianz SE (Germany)	2.0%
Deutsche Telekom AG (Germany)	1.9%
Sanofi SA (France)	1.9%
Air Liquide SA (France)	1.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000096058
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Japan Hedged Equity ETF
Class Name			Xtrackers MSCI Japan Hedged Equity ETF
Trading Symbol			DBJP
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI Japan Hedged Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DBJP	$22	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 22
Expense Ratio, Percent			0.45%
AssetsNet	$ 397,897,115	$ 397,897,115	$ 397,897,115
Holdings Count | Holding	194	194	194
Advisory Fees Paid, Amount			$ 960,355
InvestmentCompanyPortfolioTurnover			10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	397,897,115
Number of Portfolio Holdings	194
Portfolio Turnover Rate (%)	10
Total Net Advisory Fees Paid ($)	960,355

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000246554
Shareholder Report [Line Items]
Fund Name			Xtrackers California Municipal Bond ETF
Class Name			Xtrackers California Municipal Bond ETF
Trading Symbol			CA
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers California Municipal Bond ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CA	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 4
Expense Ratio, Percent			0.07%
AssetsNet	$ 22,796,268	$ 22,796,268	$ 22,796,268
Holdings Count | Holding	270	270	270
Advisory Fees Paid, Amount			$ 7,678
InvestmentCompanyPortfolioTurnover			2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	22,796,268
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	2
Total Net Advisory Fees Paid ($)	7,678
Modified duration to worst	4.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000125719
Shareholder Report [Line Items]
Fund Name			Xtrackers Municipal Infrastructure Revenue Bond ETF
Class Name			Xtrackers Municipal Infrastructure Revenue Bond ETF
Trading Symbol			RVNU
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers Municipal Infrastructure Revenue Bond ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RVNU	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.15%
AssetsNet	$ 141,497,127	$ 141,497,127	$ 141,497,127
Holdings Count | Holding	327	327	327
Advisory Fees Paid, Amount			$ 102,736
InvestmentCompanyPortfolioTurnover			9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	141,497,127
Number of Portfolio Holdings	327
Portfolio Turnover Rate (%)	9
Total Net Advisory Fees Paid ($)	102,736
Modified duration to worst	8.1 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]
Sector	% of Net Assets
Airport	23%
Water & Sewer	18%
Public Power	15%
Toll Facilities	13%
Cities, Counties, & Authorities	10%
Mass Transit	6%
Seaport	3%
Sales and Special Tax	2%
States & US Territories	2%
Other	1%
Lease	1%

Largest Holdings [Text Block]
Credit Rating	% of Net Assets
AAA	10%
AA	63%
A	23%
BBB	2%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000157941
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Class Name			Xtrackers MSCI EAFE High Dividend Yield Equity ETF
Trading Symbol			HDEF
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This semiannual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual			Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers MSCI EAFE High Dividend Yield Equity ETF (the "Fund") for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HDEF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 5
Expense Ratio, Percent			0.09%
AssetsNet	$ 1,688,030,795	$ 1,688,030,795	$ 1,688,030,795
Holdings Count | Holding	114	114	114
Advisory Fees Paid, Amount			$ 741,409
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,688,030,795
Number of Portfolio Holdings	114
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	741,409

Holdings [Text Block]
Sector	% of Net Assets
Financials	24%
Consumer Staples	17%
Health Care	14%
Industrials	9%
Utilities	8%
Energy	8%
Materials	7%
Consumer Discretionary	6%
Communication Services	4%
Real Estate	1%

Largest Holdings [Text Block]
Holdings	39.3% of Net Assets
Unilever PLC (United Kingdom)	5.0%
Novartis AG (Switzerland)	4.9%
Roche Holding AG (Switzerland)	4.7%
TotalEnergies SE (France)	4.5%
Allianz SE (Germany)	4.4%
Sanofi SA (France)	4.0%
Zurich Insurance Group AG (Switzerland)	3.4%
Iberdrola SA (Spain)	3.1%
British American Tobacco PLC (United Kingdom)	2.7%
Rio Tinto PLC (United Kingdom)	2.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000251233
Shareholder Report [Line Items]
Fund Name	Xtrackers US 0-1 Year Treasury ETF
Class Name	Xtrackers US 0-1 Year Treasury ETF
Trading Symbol	TRSY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period October 9, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semiannual shareholder report contains important information about the Xtrackers US 0-1 Year Treasury ETF (the "Fund") for the period October 9, 2024 to November 30, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TRSY	$1Footnote Reference(a)	0.06%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period October 9, 2024 (commencement of operations) through November 30, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Gross expense ratio as of the latest prospectus: 0.06%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.06%
AssetsNet	$ 3,019,179	$ 3,019,179	$ 3,019,179
Holdings Count | Holding	90	90	90
Advisory Fees Paid, Amount	$ 240
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	3,019,179
Number of Portfolio Holdings	90
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	240
Modified duration to worst	0.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting